Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues
Revenues	$ 59,740,871	¥ 389,809,179	¥ 790,760,152	¥ 1,326,067,405
Business taxes and related surcharges	(250,948)	(1,637,436)	(4,812,940)	(4,323,742)
Net revenues	59,489,923	388,171,743	785,947,212	1,321,743,663
Operating cost and expenses:
Cost of revenues	(31,514,897)	(205,634,704)	(481,746,067)	(684,558,659)
Selling expenses	(13,012,001)	(84,903,304)	(206,777,405)	(303,170,575)
General and administrative expenses	(23,548,030)	(153,650,898)	(265,527,496)	(274,782,664)
Impairment loss of goodwill		0	0	(267,917,575)
Government subsidies	3,308,920	21,590,703	31,429,802	48,742,897
Total operating cost and expenses	(64,766,008)	(422,598,203)	(922,621,166)	(1,481,686,576)
Loss from operations	(5,276,085)	(34,426,460)	(136,673,954)	(159,942,913)
Interest income	791,179	5,162,441	6,136,600	3,990,096
Investment (loss) income	(1,123,900)	(7,333,446)	12,627,142	(292,384)
Gain from deconsolidation of a subsidiary				561,528
Exchange gain	365,104	2,382,302	3,409,000	4,227,896
Loss before taxes and gain from equity in affiliates	(5,243,702)	(34,215,163)	(114,501,212)	(151,455,777)
Income tax expense	(122,073)	(796,524)	(52,944,639)	(129,855,367)
Loss from equity in affiliates	(247,166)	(1,612,759)	(5,015,063)	(113,486,155)
Net loss	(5,612,941)	(36,624,446)	(172,460,914)	(394,797,299)
Net loss attributable to noncontrolling interests	805,640	5,256,798	7,774,839	7,053,281
Net loss attributable to ordinary shareholders	$ (4,807,301)	¥ (31,367,648)	¥ (164,686,075)	¥ (387,744,018)
Net loss per share:
Basic and diluted (in dollars per share) | (per share)	$ (0.02)	¥ (0.16)	¥ (0.82)	¥ (1.93)
Weighted average number of shares used in computation:
Basic and diluted (in shares) | shares	200,431,277	200,431,277	201,695,899	200,480,910
Third party
Revenues
Revenues	$ 32,610,537	¥ 212,783,752	¥ 387,870,253	¥ 335,246,612
Related party
Revenues
Revenues	$ 27,130,334	¥ 177,025,427	¥ 402,889,899	¥ 990,820,793